Related Party Transactions (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Total sale of shares	$ (26,195)	$ 0
Total capital contributions	0	(203)
Total other transactions	(122,842)	(73,358)
Total dividends received	16,135	1,185
Nuevo Puerto Santa Fe [Member]
Statement [Line Items]
Dividends received	442	803
La Rural S. A. [Member]
Statement [Line Items]
Dividends received	1,454	0
Cresud [Member]
Statement [Line Items]
Dividends Distribution	(116,437)	(69,836)
Helmir [Member]
Statement [Line Items]
Dividends Distribution	(6,405)	(3,522)
Quality [Member]
Statement [Line Items]
Capital contributions	0	(203)
Exchange of shares	(25,961)	0
Banco Hipotecario S.A. [Member]
Statement [Line Items]
Dividends received	14,239	0
Sale of shares	(83)	0
Condor [Member]
Statement [Line Items]
Dividends received	0	382
GCDI [Member]
Statement [Line Items]
Exchange of shares	$ (151)	$ 0